Interest Expense	6 Months Ended
Dec. 31, 2024
Interest Expense [Abstract]
Interest expense
15.	Interest expense

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Interest expense on loan payables to related companies	138,604	59,122	13,232
Interest on lease liabilities (Note 12)	100,524	62,689	14,031
	239,128	121,811	27,263